Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]	27. Subsequent Events Effective January 31, 2014, the Company purchased the remaining fifty percent interest in its equity accounted investee for C$9,000.